Concentrations (Details) - Schedule of Advance from Customers - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
Customer amount	$ 1,601,724
Customer percentage	80.00%
Customer F [Member]
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
Customer amount	$ 1,601,724	[1]
Customer percentage	80.00%	[1]

[1]	The percentage is below 10%